February 2, 2009	Mark C. Amorosi
D 202.778.9351
F 202.778.9100
mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 22 to the
Registration Statement on Form N-1A (File Nos. 811-10509 and 333-70754)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of AXA Premier VIP Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 22 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 21 to the Trust’s Registration Statement, which was filed with the U.S. Securities and Exchange Commission on April 4, 2008. The Post-Effective Amendment is being filed to update the Trust’s Registration Statement, to include information regarding an investment strategy change for the Multimanager High Yield Portfolio, the addition of an index allocated portion and a new sub-adviser for each of the Multimanager Portfolios, a new sub-adviser for the Multimanager Small Cap Value Portfolio and a change in sub-adviser for the Multimanager Large Cap Growth Portfolio, Multimanager Mid Cap Growth Portfolio and Multimanager Mid Cap Value Portfolio, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

The Post-Effective Amendment is scheduled to become effective on April 3, 2009. We would therefore appreciate receiving any comments by March 19, 2009. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

U.S. Securities and Exchange Commission

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Andrea Ottomanelli Magovern at (202) 778-9178 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Armando Capasso, Esq.

AXA Equitable Life Insurance Company

Andrea Ottomanelli Magovern, Esq.

K&L Gates LLP